Fair value of financial instruments (Tables)	6 Months Ended
Apr. 30, 2022
Text Block [Abstract]
Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument
The following tables provide a comparison of the carrying values and fair values for financial instruments classified or designated as fair value through profit or loss (FVTPL) and fair value through other comprehensive income (FVOCI). Embedded derivatives are presented on a combined basis with the host contracts. Refer to Note 2 and Note 3 of our audited 2021 Annual Consolidated Financial Statements for a description of the valuation techniques and inputs used in the fair value measurement of our financial instruments. There have been no significant changes to our determination of fair value during the quarter.

	As at April 30, 2022
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$57,963	$–	$–	$10,866	$10,866	$68,829	$68,829
Securities
Trading	133,183	10,583	–	–	–	–	143,766	143,766
Investment, net of applicable allowance	–	–	80,208	573	73,768	69,784	154,549	150,565
	133,183	10,583	80,208	573	73,768	69,784	298,315	294,331
Assets purchased under reverse repurchase agreements and securities borrowed	271,184	–	–	–	45,514	45,514	316,698	316,698
Loans, net of applicable allowance
Retail	54	244	189	–	522,562	509,443	523,049	509,930
Wholesale	8,342	3,074	529	–	239,470	234,812	251,415	246,757
	8,396	3,318	718	–	762,032	744,255	774,464	756,687
Other
Derivatives	156,204	–	–	–	–	–	156,204	156,204
Other assets (1)	4,041	–	–	–	66,309	66,309	70,350	70,350
Financial liabilities
Deposits
Personal	$309	$18,267			$364,305	$363,185	$382,881	$381,761
Business and government (2)	591	143,147			581,240	580,134	724,978	723,872
Bank (3)	–	10,647			33,091	33,080	43,738	43,727
	900	172,061			978,636	976,399	1,151,597	1,149,360
Other
Obligations related to securities sold short	39,464	–			–	–	39,464	39,464
Obligations related to assets sold under repurchase agreements and securities loaned	–	252,308			27,030	27,030	279,338	279,338
Derivatives	151,541	–			–	–	151,541	151,541
Other liabilities (4)	294	82			75,315	75,224	75,691	75,600
Subordinated debentures	–	–			10,276	10,119	10,276	10,119

	As at October 31, 2021
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets

Interest-bearing deposits with banks	$–	$56,896	$–	$–	$22,742	$22,742	$79,638	$79,638
Securities
Trading	125,801	13,439	–	–	–	–	139,240	139,240
Investment, net of applicable allowance	–	–	77,802	533	67,149	66,823	145,484	145,158
	125,801	13,439	77,802	533	67,149	66,823	284,724	284,398
Assets purchased under reverse repurchase agreements and securities borrowed	265,011	–	–	–	42,892	42,892	307,903	307,903
Loans, net of applicable allowance
Retail	–	241	327	–	500,621	502,277	501,189	502,845
Wholesale	8,428	2,769	813	–	204,376	204,683	216,386	216,693
	8,428	3,010	1,140	–	704,997	706,960	717,575	719,538
Other
Derivatives	95,541	–	–	–	–	–	95,541	95,541
Other assets (1)	4,109	–	–	–	58,483	58,483	62,592	62,592
Financial liabilities
Deposits
Personal	$321	$18,328			$343,839	$344,040	$362,488	$362,689
Business and government (2)	739	131,630			563,984	565,106	696,353	697,475
Bank (3)	–	17,251			24,739	24,743	41,990	41,994
	1,060	167,209			932,562	933,889	1,100,831	1,102,158
Other
Obligations related to securities sold short	37,841	–			–	–	37,841	37,841
Obligations related to assets sold under repurchase agreements and securities loaned	–	236,147			26,054	26,054	262,201	262,201
Derivatives	91,439	–			–	–	91,439	91,439
Other liabilities (4)	654	171			64,746	64,749	65,571	65,574
Subordinated debentures	–	–			9,593	9,601	9,593	9,601

(1)	Includes Customers’ liability under acceptances and financial instruments recognized in Other assets.
(2)	Business and government deposits include deposits from regulated deposit-taking institutions other than banks.
(3)	Bank deposits refer to deposits from regulated banks and central banks.
(4)	Includes Acceptances and financial instruments recognized in Other liabilities.

Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy

Fair value of assets and liabilities measured at fai
r
 value on a recurring basi
s
 and classified using the fair value
hierarchy

	As at
	April 30, 2022						October 31, 2021
	Fair value measurements using			Netting adjustments			Fair value measurements using			Netting adjustments
(Millions of Canadian dollars)	Level 1	Level 2	Level 3			Fair value	Level 1	Level 2	Level 3			Fair value
Financial assets
Interest-bearing deposits with banks	$–	$57,963	$–	$		$57,963	$–	$56,896	$–	$		$56,896
Securities
Trading
Debt issued or guaranteed by:
Canadian government (1)
Federal	8,179	1,785	–			9,964	8,977	2,380	–			11,357
Provincial and municipal	–	11,111	–			11,111	–	11,068	–			11,068
U.S. federal, state, municipal and agencies (1)	960	32,284	16			33,260	215	22,738	25			22,978
Other OECD government (2)	3,032	4,012	–			7,044	2,729	5,730	–			8,459
Mortgage-backed securities (1)	–	8	–			8	–	4	–			4
Asset-backed securities
Non-CDO securities (3)	–	1,126	2			1,128	–	891	2			893
Corporate debt and other debt	–	23,521	5			23,526	–	23,085	25			23,110
Equities	52,685	3,281	1,759			57,725	56,826	3,015	1,530			61,371
	64,856	77,128	1,782			143,766	68,747	68,911	1,582			139,240
Investment
Debt issued or guaranteed by:
Canadian government (1)
Federal	1,960	1,969	–			3,929	1,973	1,730	–			3,703
Provincial and municipal	–	2,980	–			2,980	–	3,132	–			3,132
U.S. federal, state, municipal and agencies (1)	109	31,273	–			31,382	12	34,815	–			34,827
Other OECD government	–	6,542	–			6,542	–	5,956	–			5,956
Mortgage-backed securities (1)	–	2,844	21			2,865	–	2,727	20			2,747
Asset-backed securities
CDO	–	7,159	–			7,159	–	7,074	–			7,074
Non-CDO securities	–	539	–			539	–	586	–			586
Corporate debt and other debt	–	24,663	149			24,812	–	19,625	152			19,777
Equities	42	182	349			573	46	153	334			533
	2,111	78,151	519			80,781	2,031	75,798	506			78,335
Assets purchased under reverse repurchase agreements and securities borrowed	–	271,184	–			271,184	–	265,011	–			265,011
Loans	–	11,650	782			12,432	–	11,501	1,077			12,578
Other
Derivatives
Interest rate contracts	–	33,883	381			34,264	–	33,857	320			34,177
Foreign exchange contracts	–	102,847	42			102,889	–	41,224	74			41,298
Credit derivatives	–	256	–			256	–	34	–			34
Other contracts	3,979	18,994	108			23,081	3,175	17,955	26			21,156
Valuation adjustments	–	(1,523)	20			(1,503)	–	(819)	9			(810)
Total gross derivatives	3,979	154,457	551			158,987	3,175	92,251	429			95,855
Netting adjustments					(2,783)	(2,783)					(314)	(314)
Total derivatives						156,204						95,541
Other assets	1,414	2,612	15			4,041	1,474	2,635	–			4,109
	$72,360	$653,145	$3,649		$(2,783)	$726,371	$75,427	$573,003	$3,594		$(314)	$651,710
Financial liabilities
Deposits
Personal	$–	$18,419	$157	$		$18,576	$–	$18,498	$151	$		$18,649
Business and government	–	143,738	–			143,738	–	132,369	–			132,369
Bank	–	10,647	–			10,647	–	17,251	–			17,251
Other
Obligations related to securities sold short	17,067	22,397	–			39,464	18,345	19,496	–			37,841
Obligations related to assets sold under repurchase agreements and securities loaned	–	252,308	–			252,308	–	236,147	–			236,147
Derivatives
Interest rate contracts	–	31,039	1,044			32,083	–	28,566	955			29,521
Foreign exchange contracts	–	99,539	18			99,557	–	40,484	27			40,511
Credit derivatives	–	102	–			102	–	120	–			120
Other contracts	7,019	15,544	544			23,107	3,699	17,456	419			21,574
Valuation adjustments	–	(517)	(8)			(525)	–	38	(11)			27
Total gross derivatives	7,019	145,707	1,598			154,324	3,699	86,664	1,390			91,753
Netting adjustments					(2,783)	(2,783)					(314)	(314)
Total derivatives						151,541						91,439
Other liabilities	387	(14)	3			376	258	560	7			825
	$24,473	$593,202	$1,758		$(2,783)	$616,650	$22,302	$510,985	$1,548		$(314)	$534,521

(1)	As at April 30, 2022, residential and commercial mortgage-backed securities (MBS) included in all fair value levels of trading securities were $12,651 million
and $nil
(October 31, 2021 –
$
13,124 million and $nil), respectively, and in all fair value levels of Investment securities were $13,103 million
and $2,916
million
(October 31, 2021 – $13,542
million
and $2,592 million), respectively.
(2)	Organisation for Economic Co-operation and Development (OECD).
(3)	Collateralized debt obligations (CDO).

Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3
Changes in fair value measurement for instruments measured on a recurring basis and categorized in Level 3

	For the three months ended April 30, 2022
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$22	$–	$–	$–	$(6)	$–	$–	$16	$–
Asset-backed securities
Non-CDO securities	2	–	–	–	–	–	–	2	–
Corporate debt and other debt	15	(1)	–	–	–	–	(9)	5	–
Equities	1,689	4	11	79	(25)	1	–	1,759	(4)
	1,728	3	11	79	(31)	1	(9)	1,782	(4)
Investment
Mortgage-backed securities	20	–	1	–	–	–	–	21	n.a.
Corporate debt and other debt	155	–	(6)	–	–	–	–	149	n.a.
Equities	349	–	(2)	2	–	–	–	349	n.a.
	524	–	(7)	2	–	–	–	519	n.a.
Loans	679	(23)	(24)	161	(1)	9	(19)	782	38
Other
Net derivative balances (3)
Interest rate contracts	(555)	(146)	(3)	99	(16)	–	(42)	(663)	(163)
Foreign exchange contracts	7	(17)	–	21	16	–	(3)	24	(12)
Other contracts	(448)	123	(3)	(12)	6	(117)	15	(436)	107
Valuation adjustments	39	–	–	–	(11)	–	–	28	–
Other assets	–	–	–	15	–	–	–	15	–
	$1,974	$(60)	$(26)	$365	$(37)	$(107)	$(58)	$2,051	$(34)
Liabilities
Deposits	$(122)	$(3)	$–	$(52)	$12	$(16)	$24	$(157)	$8
Other
Other liabilities	(7)	–	–	–	4	–	–	(3)	–
	$(129)	$(3)	$–	$(52)	$16	$(16)	$24	$(160)	$8

	For the three months ended April 30, 2021
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$39	$–	$(2)	$–	$(4)	$–	$–	$33	$–
Asset-backed securities
Non-CDO securities	2	–	–	–	–	–	–	2	–
Corporate debt and other debt	36	(1)	–	–	(4)	–	(13)	18	(1)
Equities	1,332	30	(33)	55	(43)	25	–	1,366	50
	1,409	29	(35)	55	(51)	25	(13)	1,419	49
Investment
Mortgage-backed securities	21	–	(1)	–	–	–	–	20	n.a.
Corporate debt and other debt	154	–	(9)	–	1	–	–	146	n.a.
Equities	336	–	(14)	–	–	–	–	322	n.a.
	511	–	(24)	–	1	–	–	488	n.a.
Loans	1,113	(18)	(15)	51	(4)	54	(36)	1,145	18
Other
Net derivative balances (3)
Interest rate contracts	(643)	(32)	–	15	(2)	(6)	2	(666)	(32)
Foreign exchange contracts	42	12	(2)	10	(8)	6	(14)	46	12
Other contracts	(100)	14	2	(39)	–	(232)	14	(341)	6
Valuation adjustments	36	–	–	–	(15)	–	–	21	–
Other assets	9	–	–	–	(7)	–	–	2	–
	$2,377	$5	$(74)	$92	$(86)	$(153)	$(47)	$2,114	$53
Liabilities
Deposits	$(169)	$(26)	$2	$(47)	$34	$(5)	$141	$(70)	$9
Other
Other liabilities	(13)	–	–	–	2	–	–	(11)	–
	$(182)	$(26)	$2	$(47)	$36	$(5)	$141	$(81)	$9

	For the six months ended April 30, 2022
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$25	$–	$1	$–	$(10)	$–	$–	$16	$–
Asset-backed securities
Non-CDO securities	2	–	–	–	–	–	–	2	–
Corporate debt and other debt	25	(2)	–	–	(5)	–	(13)	5	–
Equities	1,530	78	34	161	(45)	1	–	1,759	93
	1,582	76	35	161	(60)	1	(13)	1,782	93
Investment
Mortgage-backed securities	20	–	1	–	–	–	–	21	n.a.
Corporate debt and other debt	152	–	(3)	–	–	–	–	149	n.a.
Equities	334	–	43	8	(1)	–	(35)	349	n.a.
	506	–	41	8	(1)	–	(35)	519	n.a.
Loans	1,077	(13)	(32)	217	(462)	16	(21)	782	(46)
Other
Net derivative balances (3)
Interest rate contracts	(635)	(157)	(2)	100	66	–	(35)	(663)	108
Foreign exchange contracts	47	(47)	1	21	12	–	(10)	24	53
Other contracts	(393)	184	(11)	(115)	48	(193)	44	(436)	166
Valuation adjustments	20	–	–	–	(11)	19	–	28	–
Other assets	–	–	–	15		–	–	15	–
	$2,204	$43	$32	$407	$(408)	$(157)	$(70)	$2,051	$374
Liabilities
Deposits	$(151)	$(9)	$(1)	$(79)	$17	$(36)	$102	$(157)	$(9)
Other
Other liabilities	(7)	–	–	–	4	–	–	(3)	–
	$(158)	$(9)	$(1)	$(79)	$21	$(36)	$102	$(160)	$(9)

	For the six months ended April 30, 2021
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$44	$–	$(3)	$–	$(8)	$–	$–	$33	$–
Asset-backed securities
Non-CDO securities	2	–	–	–	–	–	–	2	–
Corporate debt and other debt	30	(1)	–	3	(4)	14	(24)	18	(1)
Equities	1,261	48	(66)	164	(66)	25	–	1,366	89
	1,337	47	(69)	167	(78)	39	(24)	1,419	88
Investment
Mortgage-backed securities	27	–	(7)	–	–	–	–	20	n.a.
Corporate debt and other debt	160	–	(16)	–	2	–	–	146	n.a.
Equities	335	–	(15)	–	2	–	–	322	n.a.
	522	–	(38)	–	4	–	–	488	n.a.
Loans	1,070	(23)	(9)	133	–	70	(96)	1,145	38
Other
Net derivative balances (3)
Interest rate contracts	(588)	(31)	(2)	12	(40)	(9)	(8)	(666)	(23)
Foreign exchange contracts	22	25	1	15	(14)	7	(10)	46	29
Other contracts	(301)	3	13	(56)	47	(224)	177	(341)	20
Valuation adjustments	40	–	–	–	(19)	–	–	21	–
Other assets	53	(39)	(2)	–	(10)	–	–	2	(39)
	$2,155	$(18)	$(106)	$271	$(110)	$(117)	$39	$2,114	$113
Liabilities
Deposits	$(139)	$(55)	$5	$(92)	$47	$(77)	$241	$(70)	$12
Other
Other liabilities	(38)	22	1	–	4	–	–	(11)	22
	$(177)	$(33)	$6	$(92)	$51	$(77)	$241	$(81)	$34

(1)	These amounts include the foreign currency translation gains or losses arising on consolidation of foreign subsidiaries relating to the Level 3 instruments, where applicable. The unrealized losses on Investment securities recognized in other comprehensive income (OCI)

were $1
million
for the three months ended April 30, 2022 (April 30, 2021 – losses of $8 million) and gains of $44 million for the six months ended April 30, 2022 (April 30, 2021 – losses of $11 million), excluding the translation gains or losses arising on consolidation.
(2)	Other includes amortization of premiums or discounts recognized in net income.
(3)	Net derivatives as at April 30, 2022 included derivative assets of $551 million (April 30, 2021 – $378 million) and derivative liabilities of $1,598 million (April 30, 2021 – $1,318 million).
n.a.	not applicable

Summary of Net Interest Income From Financial Instruments
Interest and dividend income arising from financial assets and financial liabilities and the associated costs of funding are reported in Net interest income.

	For the three months ended		For the six months ended
(Millions of Canadian dollars)	April 30 2022	April 30 2021	April 30 2022	April 30 2021
Interest and dividend income (1), (2)
Financial instruments measured at fair value through profit or loss	$1,575	$1,080	$2,994	$2,252
Financial instruments measured at fair value through other comprehensive income	124	92	201	194
Financial instruments measured at amortized cost	6,059	5,726	11,941	11,688
	7,758	6,898	15,136	14,134
Interest expense (1)
Financial instruments measured at fair value through profit or loss	1,085	702	1,946	1,439
Financial instruments measured at amortized cost	1,399	1,342	2,645	2,806
	2,484	2,044	4,591	4,245
Net interest income	$5,274	$4,854	$10,545	$9,889

(1)	Excludes the following amounts related to our insurance operations and included in Insurance premiums, investment and fee income in the Interim Consolidated Statements of Income: for the three months ended April 30, 2022, Interest income of $147 million (April 30, 2021 – $139 million), and Interest expense of $2 million (April 30, 2021 – $1 million); for the six months ended April 30, 2022, Interest income of $343 million (April 30, 2021 – $288 million), and Interest expense of $3 million (April 30, 2021 – $2 million).
(2)	Includes dividend income for the three months ended April 30, 2022 of $690 million (April 30, 2021 – $609 million) and for the six months ended April 30, 2022 of $1,440 million (April 30, 2021 – $1,217 million), which is presented in Interest and dividend income in the Interim Consolidated Statements of Income.